Provisions and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Provisions and Other Non-Current Liabilities

	June 30,	December 31,

	2021	2020

Net defined benefit plan obligations	516	598

Other financial liabilities (see note 11)	192	224

Deferred compensation and employee incentives	105	111

Provisions	108	140

Other non-current liabilities	6	10

Total provisions and other non-current liabilities	927	1,083